Segment information and revenue from contracts with customers - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) customer	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Segment information and revenue from contracts with customers
Equity and debt financing costs	€ 0	€ 2,161	€ 0
Share issue related cost		450	0
Property, plant and equipment	5,643	6,808	9,464
Right-of-use assets	13,635	15,351	18,904	€ 22,120
Provision for expected credit losses on contract assets	26	10	483
Advance consideration included in contract liabilities	694	651	2,506
Pharmaceutical Partner | Recognized over time.
Segment information and revenue from contracts with customers
Advance consideration included in contract liabilities	464
-United States
Segment information and revenue from contracts with customers
Property, plant and equipment	14	76	147
Right-of-use assets	0	0	137
Share-Based Payment Arrangement, Nonemployee | SGAs | 2019 Plan
Segment information and revenue from contracts with customers
Costs capitalized	202
Pharmaceutical
Segment information and revenue from contracts with customers
Setup Upfront Fees	€ 256	€ 566	€ 455
Pharmaceutical | Pharmaceutical Partner
Segment information and revenue from contracts with customers
Number of customers | customer	1
Percentage of revenue	12.60%	15.50%	24.80%
Revenues recognized for contract liabilities	€ 372	€ 1,951	€ 3,201
Diagnostics
Segment information and revenue from contracts with customers
Percentage of revenue	70.00%	66.00%	63.00%
Diagnostics | Major diagnostic partner
Segment information and revenue from contracts with customers
Percentage of revenue	20.00%